Fair Value Measurements - Significant inputs and assumptions (Details)	Sep. 30, 2019
Interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	1.8
Expected volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	30
Expected life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.5
Expected dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0